Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Research and development	$ 659	$ 359	$ 2,616	$ 2,219
General and administrative	1,398	1,879	6,328	9,112
Total operating expenses	2,057	2,238	8,944	11,331
Loss from operations	(2,057)	(2,238)	(8,944)	(11,331)
Other expense:
Interest expense	(410)	(302)	(1,349)	(852)
Other income (expense), net		(1)	(1)	324
Reorganization items, net				(145)
Net loss	$ (2,467)	$ (2,541)	(10,294)	(12,004)
Other comprehensive income
Comprehensive loss			$ (10,294)	$ (12,004)
Basic and diluted net loss per common share	$ (0.02)	$ (0.02)	$ (0.09)	$ (0.13)
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	114,270,532	110,033,098	111,806,251	94,756,375